UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON, D.C. 20549

                            FORM  13F
                      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/97

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.)  [  ] is a restatement.
                                   [  ] adds a new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          Engebretson Capital Management
Address: 620 Newport Center Dr.,
            Suite 750
            Newport Beach, CA 92660

13F File Number:   28-

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Daniel M. Harkins
Title:   COO
Phone:   949-759-9684

Signature, Place, and Date of Signing:
Daniel M. Harkins  Newport Beach, CA      May 18, 1999

[x]      13F HOLDING REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:     None

Form 13F Information Table Entry Total:     58

Form 13F Information Table Value Total:     $218872


List of Other Included Managers:        None

                                       FORM 13F INFORMATION TABLE
Name of Issuer           Item 2   Cusip #
                                               Fair Market      Shares or
Investment      Mgrs     Voting
                       Title Of                  Value          Prn. Amt.
Discretion      (N/A)     Auth.
                        Class                   (x$1000)
 (a)Sole                 (a)Sole

3-COM SYSTEMS           Common  885535104        2755              78850
   78850                   78850
AETNA INC               Common  008117103         221               3135
    3135                    3135
ALLSTATE CORP.          Common  020002101        8472              93610
   93610                   93610
ALUMINUM CO OF AMERICA  Common  022249205        6946              98700
   98700                   98700
AMERICAN STANDARD       Common  029712106         733              19125
   19125                   19125
ASCEND COMMUN.          Common  043491109         679              27700
   27700                   27700
BANK ONE                Common  06423a103         415               7644
    7644                    7644
BANKAMERICA CORP        Common  066050105       17540             240268
  240268                  240268
BERKSHIRE HATHAWAY INC  Common  084670108         240                  5
       5                       5
CHASE MANHATTAN BANK    Common  16161a108        7410              67671
   67671                   67671
CIRCUIT CITY STORES     Common  172737108        2343              65880
   65880                   65880
CISCO SYSTEMS           Common  17275r102        8357             149906
  149906                  149906
CITIGROUP               Common  172967101        2085              16490
   16490                   16490
COMDISCO                Common  200336105         387              12900
   12900                   12900
COMPAQ COMPUTER CORP    Common  204493100        3595              63627
   63627                   63627
"CONSECO, INC."         Common  208464107        2604              57320
   57320                   57320
DAIMLER CHRYSLER        Common  171196108         574              16299
   16299                   16299
DEAN WIT SEL EQTY TRUS  Common  24241x346          21              13140
   13140                   13140
DEERE COMPANY           Common  244199105        3804              65300
   65300                   65300
DISNEY-WALT CO.         Common  254687106         465               4700
    4700                    4700
DUPONT DE NEMOURS       Common  263534109         427               7110
    7110                    7110
EXCELSIOR HENDERSON     Common  300906104          64              11500
   11500                   11500
FINISH LINE INC         Common  317923100         313              23850
   23850                   23850
FORD MOTOR COMPANY      Common  345370100         489              10061
   10061                   10061
GENERAL ELECTRIC        Common  369604103         476               6490
    6490                    6490
GRAND CASINOS           Common  385269105         749              54950
   54950                   54950
GTE CORPORATION         Common  362320103         314               6000
    6000                    6000
HEWLETT-PACKARD         Common  428236103       12280             196875
  196875                  196875
HUTCHINSON TECH.        Common  448407106         245              11200
   11200                   11200
ILL TOOL WORKS          Common  452308109         315               5240
    5240                    5240
INTEL CORP.             Common  458140100        8212             116902
  116902                  116902
INT'L BUSINESS          Common  459200101       15338             146600
  146600                  146600
ISOLYSER INC            Common  464888106          84              35650
   35650                   35650
JOHNSON & JOHNSON       Common  478160104         457               6936
    6936                    6936
LSI LOGIC               Common  501907109         273              13910
   13910                   13910
LUCENT TECH.            Common  549463107        1746              21857
   21857                   21857
MAIL WELL INC.          Common  560321200        4363             107725
  107725                  107725
MEADE INSTRUMENTS       Common  583062104         395              43310
   43310                   43310
MEDTRONIC INC.          Common  585055106         882              16800
   16800                   16800
MERCK & CO. INC.        Common  589331107        5646              53264
   53264                   53264
MICROSOFT CORP          Common  594918104         269               2083
    2083                    2083
MORGAN DEAN WITTER      Common  617446448        8271             139884
  139884                  139884
NATIONS BANK            Common  638585109       10973             180434
  180434                  180434
ORACLE SYSTEMS          Common  68389x105         368              16481
   16481                   16481
PEPSICO INC.            Common  713448108         372              10250
   10250                   10250
PFIZER-INC.             Common  717081103       17327             232376
  232376                  232376
PHILIP MORRIS CO. INC   Common  718154107         260               5747
    5747                    5747
PHYS. RESOURCE GROUP    Common  71941s101          72              18051
   18051                   18051
RAINFOREST CAFES        Common  75086k104         479              14500
   14500                   14500
RALPH LAUREN            Common  731572103         536              22100
   22100                   22100
RSI SYSTEMS             Common  749927109          34              12500
   12500                   12500
SEARS ROEBUCK CO.       Common  812387108        7833             173100
  173100                  173100
SUN MICROSYSTEMS        Common  866810104        8341             209190
  209190                  209190
SUNAMERICA INC          Common  866930100        2352              55025
   55025                   55025
TORCH MARK              Common  891027104        2105              49900
   49900                   49900
TRAVELERS INSURANCE     Common  885502104       17943             333056
  333056                  333056
U.S. BANKCORP           Common  319279105       12194             108940
  108940                  108940
WALGREEN CO             Common  931422109        6432             205010
  205010                  205010
TOTALS FOR 4Q97                                218872            3787127
 3787127                 3787127